Summary of Significant Accounting Policies - Revenue by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 1,172	$ 6,399	$ 8,318	$ 9,960	$ 18,975	$ 15,223
United States
Disaggregation of Revenue [Line Items]
Revenue			8,246	8,631	13,046	15,223
East Asia/Oceania
Disaggregation of Revenue [Line Items]
Revenue			$ 72	$ 1,329	$ 5,929	$ 0